Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the SEI Capital Accumulation Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. Any conflict between the description of the Plan contained herein and the actual Plan document shall be resolved in favor of the Plan document.
General
The Plan is a defined contribution plan that was established effective January 1983 by the Board of Directors of SEI Investments Company (the “Company”). The Plan’s sponsor is the Company. The SEI Capital Accumulation Plan Administration Committee is the administrator (the "Plan Administrator") to the Plan. Effective June 2021, Principal Financial Group is the Plan’s third party recordkeeper, and Principal Trust Company (collectively "Principal") is the Plan’s trustee and custodian.
The most recent plan document was amended and restated effective July 15, 2022 includes an automatic deferral escalation provision of 1% annual eligible compensation until the participant's deferral percentage reaches 5% of eligible compensation. The Plan's automatic escalation provision was amended to 10% effective December 1, 2025. The Plan has adopted a method under the Internal Revenue Code (“IRC”) for satisfying nondiscrimination requirements through certain plan provisions and notice requirements referred to as the "safe harbor." As a result, the Company made safe harbor matching contributions in 2025 and 2024 equal to 100% of the participant's contributions up to 3% of the participant's annual eligible compensation plus 50% of the participant's contributions between 3% and 5% of the participant's annual eligible compensation. The Company retains the right to reduce or suspend the safe harbor contribution under the Plan.
The Company may also make a profit-sharing contribution that will be allocated among eligible participants in the same proportion that each participant’s compensation bears to the aggregate compensation of all participants. These contributions will be credited to each participant’s profit-sharing account. No profit-sharing contributions were made in 2025 and 2024.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan provides retirement benefits, including provisions for early retirement and disability benefits, as well as a tax-deferred savings feature.
Contributions
An employee of the Company and its applicable participating subsidiaries will become eligible to join the Plan after the completion of his or her first hour of employment. Certain employees are not eligible to become participants in the Plan. These employees include: union employees, unless the collective bargaining agreement provides for participation, non-resident aliens with no U.S. source income from the Company, leased employees, and employees classified as interns. Individuals designated by their employer as independent contractors are also excluded from participation in the Plan. Eligible employees with a hire date on or after April 2, 2007 are automatically enrolled in the Plan at a 3% pre-tax deferral rate after 90 days of employment. Participants can make pre-tax deferrals to the Plan and, starting as of January 1, 2022, Roth post-tax deferrals. Participants may be eligible to re-characterize certain pre-tax contributions as Roth contributions under the Plan as well.
Participants direct the investment of their contributions into various investment options offered by the Plan, which consist of registered investment companies, collective investment trusts and the common stock of the Company. Participants invest in the common stock of the Company through a unitized account consisting of common stock and shares of the SEI Daily Income Trust Government Fund in order to maintain a level of liquidity. This unitized account is made available to participants as the SEI Company Stock Fund. A participant-directed brokerage account option is available to allow for investments in certain mutual funds and certain exchange traded funds. A participant may make a rollover contribution to the Plan to the extent permitted under the terms of the Plan document.
All Company contributions are made out of available profits of the Company. The Company’s matching contributions are credited to the participant’s matching contribution account. Contributions are subject to certain IRS limitations.
Prior to January 1, 1995, the Plan had been designed to permit participants to make certain post-tax contributions to the Plan. Effective January 1, 1995, the Plan was amended to remove the prior post-tax contribution provision, but the Plan still is required to account for certain contributions made by participants under the prior post-tax contribution source. These amounts are not allocated or associated with the current Roth 401(k) contribution source.
Participant Accounts
Each participant account is credited with the participant’s contribution, the Company’s matching contribution, and an allocation of the Plan’s earnings (losses) thereon, as well as administrative expenses related to specific participant transactions. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Vesting
Participants are immediately vested in their contributions to the Plan and all employer contributions credited to their accounts, plus any earnings (losses) thereon.
Payment of Benefits
Amounts in participants’ accounts are distributed in the form of installments, a lump-sum amount, or a combination thereof, depending on the applicable circumstances surrounding the distribution, to participants or their beneficiaries upon establishment of an allowable hardship, termination of employment, retirement, death, total disability or emergency expense. Emergency expense includes birth, adoption or domestic abuse.
Notes Receivable from Participants
A participant is eligible for a loan amount not to exceed the lesser of $50,000 or 50% of the participant’s account balance (excluding the voluntary post-tax contribution account balance) reduced by the highest outstanding loan balance from the Plan during the preceding 12 months. The minimum loan amount is $1,000. The loans are secured by the balance in the participant’s account and bear a reasonable rate of interest as determined by the Plan Administrator. Terms of the loans range from 1 to 5 years, except for loans for the purchase of a primary residence, which can have terms of up to 30 years. Principal and interest are paid ratably through bi-weekly payroll deductions. Participant loans outstanding at December 31, 2025 and 2024 bear interest ranging from 4.25% to 9.50%. As of December 31, 2025, participant loan maturity dates ranged from 2026 to 2055.